S-K 1603(c) Fiduciary Duties to Other Companies	May 28, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
James Park	Inflection Point Acquisition Corp. III	SPAC	Director
	USA Rare Earth Inc.	Mining and Manufacturing	Representative of East Asia Operations
Richard Chin	Solidigm Inc.	Data Storage Technology	Co-Chief Executive Officer, Director
	SK Americas	Semiconductor	Advisor
Jake Cho	AgaMatrix, Inc.	Health Technology	Chief Executive Officer
	CoaguSense, Inc.	Health Technology	Director
Speaker John Boehner	Squire Patton Boggs, US LLC	Law Firm	Policy Advisor
	Titan Mining Corporation	Mining and Manufacturing	Director
Paul Y. Cho	Ultra Clean Holdings, Inc.	Semiconductor	General Counsel, Corporate Secretary,
Chief Compliance Officer
Martin Payne	Stick and Rudder Films	Entertainment	Chief Executive Officer
	Lucy Rx	Health Technology	Founder, Chief Strategy Officer
	Comprehensive Clinical Solutions	Health Technology	Chief Executive Officer
	Expion Health	Health Technology	Director
	Astraius	Aerospace	Director

(1)      Each individual listed has a fiduciary duty with respect to each of the listed entities opposite from his/her name.